TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure Of Trade Receivables [Line Items]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 777.0	$ 272.1
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	$ 19.0	$ 16.4
Distributor One
Disclosure Of Trade Receivables [Line Items]
Percentage of trade accounts receivable	67.00%	69.00%
Percentage of total net sales	33.00%	39.00%